Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.2%
Boeing Co. (The), 3.25%, 02/01/35 ....... USD 958 $ 816,651
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ...................... 598 612,532
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,195 1,118,805
General Dynamics Corp., 4.95%, 08/15/35
(a)
. 915 898,691
Hexcel Corp., 5.88%, 02/26/35 .......... 373 378,764
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35
(a)
..................... 574 582,052
L3Harris Technologies, Inc., 4.85%, 04/27/35 . 484 464,964
Leidos, Inc., 5.50%, 03/15/35 .......... 514 508,278
Lockheed Martin Corp.
3.60% , 03/01/35 .................. 649 582,770
5.00% , 08/15/35 .................. 680 670,494
Northrop Grumman Corp., 5.25%, 07/15/35 .. 715 711,998
RTX Corp., 5.40%, 05/01/35 ........... 526 530,628
Textron, Inc., 5.50%, 05/15/35 .......... 589 588,009
8,464,636
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., 5.25%, 05/14/35
(a)
1,355 1,357,971
Automobile Components — 0.1%
Magna International, Inc., 5.88%, 06/01/35 .. 410 419,757
Automobiles — 0.8%
General Motors Co.
(a)
5.00% , 04/01/35 .................. 885 841,150
6.25% , 04/15/35 .................. 580 597,344
Honda Motor Co. Ltd., 5.34%, 07/08/35 .... 1,075 1,054,724
Toyota Motor Corp., 5.05%, 06/30/35
(a)
..... 630 623,423
3,116,641
Banks — 1.8%
Banco Santander SA
6.03% , 01/17/35 .................. 1,035 1,065,037
5.13% , 11/06/35 .................. 1,520 1,461,824
HSBC Bank USA NA, 5.63%, 08/15/35 ..... 390 391,833
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ...................... 1,070 1,080,741
Toronto-Dominion Bank (The), 4.93%, 10/15/35 1,480 1,420,020
Wachovia Corp., 5.50%, 08/01/35 ........ 918 909,275
Wells Fargo & Co., 5.38%, 02/07/35 ...... 591 594,708
6,923,438
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ...................... 335 351,069
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35 490 478,823
Constellation Brands, Inc., 4.95%, 11/01/35
(a)
. 690 658,586
Diageo Investment Corp.
5.63% , 04/15/35 .................. 860 873,420
7.45% , 04/15/35
(a)
................. 414 475,102
Keurig Dr Pepper, Inc., 5.15%, 05/15/35
(a)
... 650 631,608
PepsiCo, Inc.
5.00% , 02/07/35 .................. 1,283 1,267,439
5.00% , 07/23/35
(a)
................. 1,600 1,578,249
6,314,296
Biotechnology — 2.3%
AbbVie, Inc.
4.55% , 03/15/35 .................. 1,895 1,798,861
5.20% , 03/15/35 .................. 1,170 1,165,492
4.50% , 05/14/35 .................. 2,750 2,597,887
Biogen, Inc., 5.75%, 05/15/35
(a)
......... 735 751,586
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Gilead Sciences, Inc.
5.10% , 06/15/35
(a)
................. USD 1,186 $ 1,172,950
4.60% , 09/01/35 .................. 1,161 1,107,636
8,594,412
Broadline Retail — 1.4%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(a)
1,025 1,027,729
Amazon.com, Inc., 4.65%, 11/20/35 ....... 4,040 3,806,835
eBay, Inc., 5.13%, 11/06/35 ............ 530 511,961
5,346,525
Building Products — 0.8%
Amrize Finance US LLC, 5.40%, 04/07/35 ... 1,010 1,004,254
Carlisle Cos., Inc., 5.25%, 09/15/35 ....... 645 629,922
CRH America Finance, Inc., 5.50%, 01/09/35 . 1,490 1,488,967
3,123,143
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.20%, 04/15/35 .. 947 929,229
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ...................... 825 825,558
Brookfield Finance, Inc., 5.68%, 01/15/35 ... 590 588,541
Carlyle Group, Inc. (The), 5.05%, 09/19/35
(a)
. 885 840,045
KKR & Co., Inc., 5.10%, 08/07/35 ........ 1,025 975,488
Lazard Group LLC, 5.63%, 08/01/35
(a)
..... 325 320,537
LPL Holdings, Inc.
5.65% , 03/15/35 .................. 625 610,141
5.75% , 06/15/35 .................. 590 580,250
MSCI, Inc., 5.25%, 09/01/35 ........... 1,475 1,415,180
Nomura Holdings, Inc., 5.49%, 06/29/35
(a)
... 550 547,661
Raymond James Financial, Inc., 4.90%, 09/11/35 840 801,578
S&P Global, Inc., 4.80%, 12/04/35
(a) (b)
..... 540 515,301
8,949,509
Chemicals — 1.3%
CF Industries, Inc., 5.30%, 11/26/35
(a)
..... 1,110 1,085,667
Dow Chemical Co. (The), 5.35%, 03/15/35
(a)
. 454 442,180
Ecolab, Inc., 5.00%, 09/01/35 .......... 690 675,966
LYB International Finance III LLC, 6.15%,
05/15/35
(a)
..................... 625 634,429
Nutrien Ltd., 4.13%, 03/15/35 .......... 570 515,303
Sherwin-Williams Co. (The), 5.15%, 08/15/35 . 650 638,863
Westlake Corp., 5.55%, 11/15/35
(a)
....... 760 737,915
4,730,323
Commercial Services & Supplies — 1.4%
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 595 586,675
RELX Capital, Inc., 5.25%, 03/27/35 ...... 918 907,251
Republic Services, Inc., 5.15%, 03/15/35
(a)
.. 795 791,897
Rollins, Inc., 5.25%, 02/24/35 .......... 471 460,082
Waste Connections, Inc., 5.25%, 09/01/35
(a)
.. 575 571,987
Waste Management, Inc., 4.95%, 03/15/35 .. 1,837 1,800,521
5,118,413
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.10%, 02/24/35 ..... 1,378 1,362,462
Motorola Solutions, Inc., 5.55%, 08/15/35
(a)
.. 1,045 1,041,230
2,403,692
Construction & Engineering — 0.2%
Quanta Services, Inc., 5.10%, 08/09/35 .... 650 631,505
Consumer Finance — 1.8%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 685 651,671
American Honda Finance Corp., 5.20%,
03/05/35
(a)
..................... 590 575,297
Ford Motor Credit Co. LLC
6.50% , 02/07/35 .................. 1,420 1,437,435
5.87% , 10/31/35 .................. 1,195 1,153,130

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
5.90% , 01/07/35 .................. USD 1,068 $ 1,078,287
6.15% , 07/15/35 .................. 980 1,002,738
Toyota Motor Credit Corp., 5.35%, 01/09/35 .. 1,025 1,027,404
6,925,962
Consumer Staples Distribution & Retail — 1.4%
Sysco Corp.
5.40% , 03/23/35 .................. 641 631,884
5.38% , 09/21/35 .................. 440 430,726
Target Corp., 5.00%, 04/15/35
(a)
......... 1,255 1,231,920
Walmart, Inc.
4.90% , 04/28/35
(a)
................. 1,535 1,519,855
5.25% , 09/01/35 .................. 1,534 1,552,317
5,366,702
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(a)
..................... 835 833,671
International Paper Co., 5.00%, 09/15/35 ... 369 354,183
Packaging Corp. of America, 5.20%, 08/15/35
(a)
510 500,416
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ...................... 940 932,350
2,620,620
Diversified Consumer Services — 0.6%
Cornell University, Series 2025, 4.73%, 06/15/35 365 353,657
Leland Stanford Junior University (The), 4.68%,
03/01/35 ...................... 270 262,094
Northwestern University, 4.94%, 12/01/35 ... 630 619,084
President & Fellows of Harvard College, 4.61%,
02/15/35 ...................... 812 788,462
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35
(a)
..................... 290 274,731
2,298,028
Diversified REITs — 0.7%
Safehold GL Holdings LLC, 5.65%, 01/15/35 . 480 475,773
Simon Property Group LP, 5.13%, 10/01/35
(a)
. 1,030 1,009,629
VICI Properties LP, 5.63%, 04/01/35 ...... 1,035 1,014,277
2,499,679
Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.50% , 05/15/35 .................. 2,780 2,551,353
5.38% , 08/15/35
(a)
................. 1,435 1,404,543
4.90% , 11/01/35
(a)
................. 1,485 1,399,574
Comcast Corp.
5.30% , 05/15/35
(a)
................. 895 873,435
5.65% , 06/15/35 .................. 915 909,321
4.40% , 08/15/35 .................. 1,031 930,809
6.50% , 11/15/35 .................. 767 805,679
Verizon Communications, Inc.
4.78% , 02/15/35 .................. 2,450 2,310,965
5.25% , 04/02/35 .................. 2,530 2,466,572
5.85% , 09/15/35 .................. 615 626,392
14,278,643
Electric Utilities — 8.4%
AEP Transmission Co. LLC, 5.38%, 06/15/35 . 480 477,101
Alabama Power Co., 5.10%, 04/02/35
(a)
.... 555 546,957
Baltimore Gas & Electric Co., 5.45%, 06/01/35
(a)
835 832,014
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 .................. 569 554,913
Series AQ , 4.95% , 08/15/35 .......... 695 672,838
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 ............. 485 482,852
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
DTE Electric Co., 5.25%, 05/15/35
(a)
...... USD 900 $ 892,259
Duke Energy Carolinas LLC, 5.25%, 03/15/35 754 749,263
Duke Energy Corp., 4.95%, 09/15/35 ...... 1,320 1,264,944
Duke Energy Florida LLC, 4.85%, 12/01/35 .. 715 685,265
Duke Energy Indiana LLC, 6.12%, 10/15/35 .. 300 311,732
Duke Energy Ohio, Inc., 5.30%, 06/15/35 ... 460 454,963
Duke Energy Progress LLC, 5.05%, 03/15/35 . 1,030 1,006,965
El Paso Electric Co., 6.00%, 05/15/35 ..... 408 411,667
Entergy Texas, Inc., 5.25%, 04/15/35 ...... 654 644,315
Evergy Kansas Central, Inc., 5.25%, 03/15/35 620 610,855
Evergy Metro, Inc., 5.13%, 08/15/35 ...... 530 515,986
Exelon Corp.
4.95% , 06/15/35 .................. 340 323,970
5.63% , 06/15/35 .................. 535 536,380
FirstEnergy Transmission LLC, 5.00%, 01/15/35 475 459,101
Florida Power & Light Co., 4.95%, 06/01/35 .. 395 383,816
Georgia Power Co., 5.20%, 03/15/35 ...... 740 733,859
Interstate Power & Light Co., 5.60%, 06/29/35
(a)
685 688,510
Jersey Central Power & Light Co., 5.10%,
01/15/35 ...................... 807 788,802
MidAmerican Energy Co., 5.75%, 11/01/35 .. 295 303,682
National Grid USA, 5.80%, 04/01/35 ...... 315 323,243
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35
(a)
..................... 1,145 1,134,289
Northern States Power Co., 5.05%, 05/15/35 . 645 632,575
NSTAR Electric Co., 5.20%, 03/01/35 ..... 842 830,507
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35 ...................... 735 733,158
Pacific Gas & Electric Co.
5.70% , 03/01/35 .................. 1,074 1,067,363
6.00% , 08/15/35 .................. 1,110 1,125,155
PacifiCorp, 5.25%, 06/15/35 ........... 295 285,326
PECO Energy Co., 4.88%, 09/15/35 ...... 630 611,090
Public Service Co. of Colorado, 5.15%, 09/15/35 1,080 1,051,398
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ...................... 725 707,071
Public Service Electric & Gas Co.
Series Q , 5.05% , 03/01/35 ........... 369 361,931
4.90% , 08/15/35 .................. 625 607,205
Southern California Edison Co.
5.45% , 03/01/35 .................. 1,128 1,108,463
Series 04-G , 5.75% , 04/01/35
(a)
........ 415 414,877
Series 05-E , 5.35% , 07/15/35 ......... 243 235,605
Southern Co. (The), 4.85%, 03/15/35
(a)
..... 855 818,094
Southwestern Public Service Co., 5.30%,
05/15/35 ...................... 525 516,100
Tampa Electric Co., 5.15%, 03/01/35 ...... 705 692,013
Union Electric Co., 5.25%, 04/15/35 ...... 565 558,864
Virginia Electric & Power Co.
5.15% , 03/15/35 .................. 690 674,339
Series C , 4.90% , 09/15/35 ........... 1,035 989,632
Xcel Energy, Inc., 5.60%, 04/15/35 ....... 870 870,003
31,681,310
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 03/15/35
(a)
... 610 600,444
Hubbell, Inc., 4.80%, 11/15/35 .......... 530 503,530
1,103,974
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., 5.00%, 01/15/35 ........ 872 852,700
Flex Ltd., 5.38%, 11/13/35
(a)
........... 745 712,493
TD SYNNEX Corp., 5.30%, 10/10/35 ...... 690 660,225
Tyco Electronics Group SA, 5.00%, 05/09/35 . 540 524,624
2,750,042

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.3%
Halliburton Co., 4.85%, 11/15/35
(a)
....... USD 1,174 $ 1,113,644
Entertainment — 0.3%
Walt Disney Co. (The), 6.40%, 12/15/35
(a)
... 1,190 1,288,112
Financial Services — 2.8%
Apollo Global Management, Inc., 5.15%,
08/12/35
(a)
..................... 1,060 1,012,940
Fiserv, Inc., 5.25%, 08/11/35
(a)
.......... 1,235 1,179,250
Global Payments, Inc., 5.55%, 11/15/35 .... 2,075 1,976,422
HA Sustainable Infrastructure Capital, Inc.,
6.75%, 07/15/35
(a)
................ 405 414,151
Mastercard, Inc., 4.55%, 01/15/35
(a)
....... 1,313 1,256,322
ORIX Corp., 5.40%, 02/25/35 .......... 454 450,956
PayPal Holdings, Inc., 5.10%, 04/01/35
(a)
... 690 667,904
Shell International Finance BV, 4.13%, 05/11/35 380 352,976
Visa, Inc., 4.15%, 12/14/35
(a)
........... 1,870 1,748,121
Woodside Finance Ltd., 6.00%, 05/19/35
(a)
.. 1,320 1,347,317
10,406,359
Food Products — 2.1%
Archer-Daniels-Midland Co., 5.38%, 09/15/35 345 348,060
Bunge Ltd. Finance Corp., 5.15%, 08/04/35 .. 770 752,218
Campbell's Co. (The), 4.75%, 03/23/35
(a)
... 953 872,264
Conagra Brands, Inc., 5.75%, 08/01/35
(a)
... 630 624,484
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
.... 565 532,773
General Mills, Inc., 5.25%, 01/30/35
(a)
..... 847 833,174
Hershey Co. (The), 5.10%, 02/24/35 ...... 497 497,203
J M Smucker Co. (The), 4.25%, 03/15/35 ... 818 748,825
JBS NV, 5.95%, 04/20/35 ............. 1,004 1,016,098
Kraft Heinz Foods Co.
5.40% , 03/15/35
(a)
................. 525 519,214
5.00% , 07/15/35 .................. 764 730,049
Mondelez International, Inc., 5.13%, 05/06/35
(a)
440 432,528
7,906,890
Gas Utilities — 0.6%
Atmos Energy Corp., 5.20%, 08/15/35
(a)
.... 515 511,308
National Fuel Gas Co., 5.95%, 03/15/35 .... 522 530,712
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 474 461,552
Southern California Gas Co., 5.45%, 06/15/35
(a)
625 626,887
2,130,459
Ground Transportation — 1.6%
Canadian National Railway Co., 4.75%,
11/12/35
(a)
..................... 455 438,587
Canadian Pacific Railway Co.
5.20% , 03/30/35 .................. 675 670,023
4.80% , 09/15/35
(a)
................. 470 451,834
CSX Corp., 5.05%, 06/15/35 ........... 1,125 1,107,722
Norfolk Southern Corp., 5.10%, 05/01/35 ... 560 551,432
Uber Technologies, Inc., 4.80%, 09/15/35 ... 1,350 1,280,890
Union Pacific Corp.
3.38% , 02/01/35 .................. 485 423,405
5.10% , 02/20/35
(a)
................. 1,112 1,108,495
6,032,388
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc., 5.65%, 12/15/35 .. 1,055 1,031,343
Boston Scientific Corp., 6.25%, 11/15/35
(c)
... 406 433,822
GE HealthCare Technologies, Inc.
5.50% , 06/15/35 .................. 1,070 1,067,860
4.95% , 12/15/35 .................. 810 774,438
Medtronic, Inc., 4.38%, 03/15/35 ........ 2,033 1,916,363
Stryker Corp., 5.20%, 02/10/35
(a)
........ 1,183 1,173,013
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 690 689,618
7,086,457
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 4.0%
Ascension Health, Series 2025, 4.92%, 11/15/35 USD 950 $ 921,003
Cardinal Health, Inc., 5.15%, 09/15/35 ..... 515 503,149
Cencora, Inc., 5.15%, 02/15/35 ......... 752 738,850
CommonSpirit Health
4.83% , 09/01/35
(a)
................. 250 238,806
Series 2025 , 4.98% , 09/01/35 ......... 660 629,736
CVS Health Corp.
4.88% , 07/20/35 .................. 917 871,001
5.45% , 09/15/35 .................. 1,635 1,618,200
Elevance Health, Inc., 5.20%, 02/15/35 .... 1,361 1,338,297
HCA, Inc.
5.75% , 03/01/35 .................. 1,580 1,593,807
4.90% , 11/15/35
(a)
................. 1,245 1,178,044
Humana, Inc., 5.55%, 05/01/35 ......... 920 904,127
McKesson Corp., 5.25%, 05/30/35 ....... 880 877,405
Orlando Health Obligated Group, 5.48%,
10/01/35 ...................... 529 531,849
Sutter Health, Series 2025, 5.54%, 08/15/35 . 830 838,788
UnitedHealth Group, Inc.
5.30% , 06/15/35
(a)
................. 1,190 1,190,272
4.63% , 07/15/35 .................. 1,199 1,138,645
15,111,979
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.
(a)
4.75% , 04/15/35 .................. 589 548,350
5.50% , 10/01/35 .................. 621 607,312
Healthpeak OP LLC, 5.38%, 02/15/35 ..... 529 522,080
Ventas Realty LP, 5.00%, 01/15/35 ....... 592 571,299
Welltower OP LLC, 5.13%, 07/01/35 ...... 1,550 1,527,679
3,776,720
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 801 787,821
Hotels, Restaurants & Leisure — 1.4%
Expedia Group, Inc., 5.40%, 02/15/35
(a)
.... 1,117 1,087,261
Hyatt Hotels Corp., 5.40%, 12/15/35
(a)
..... 470 457,600
Marriott International, Inc.
5.35% , 03/15/35 .................. 1,121 1,108,346
5.25% , 10/15/35 .................. 815 798,137
McDonald's Corp.
4.95% , 03/03/35 .................. 1,075 1,048,590
4.70% , 12/09/35
(a)
................. 770 737,854
5,237,788
Household Durables — 0.6%
DR Horton, Inc., 5.50%, 10/15/35
(a)
....... 783 782,431
Meritage Homes Corp., 5.65%, 03/15/35 .... 570 565,774
PulteGroup, Inc., 6.00%, 02/15/35 ........ 360 370,683
Toll Brothers Finance Corp., 5.60%, 06/15/35 . 605 602,874
2,321,762
Household Products — 0.3%
Procter & Gamble Co. (The)
(a)
4.60% , 05/01/35 .................. 560 545,811
4.35% , 11/03/35 .................. 635 602,538
1,148,349
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co., Series B, 4.90%, 10/01/35 750 712,367
Industrial Conglomerates — 0.3%
3M Co., 5.15%, 03/15/35
(a)
............ 675 667,101
Honeywell International, Inc., 5.00%, 03/01/35 609 598,073
1,265,174

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs — 0.4%
Prologis LP
5.00% , 01/31/35 .................. USD 717 $ 697,796
5.25% , 05/15/35 .................. 960 949,115
1,646,911
Insurance — 4.5%
Allstate Corp. (The), 5.55%, 05/09/35 ..... 641 646,439
American Financial Group, Inc., 5.00%, 09/23/35 400 379,197
American International Group, Inc.
3.88% , 01/15/35 .................. 580 522,024
5.45% , 05/07/35 .................. 775 774,974
American National Group, Inc., 6.00%,
07/15/35
(a)
..................... 750 731,989
Arthur J Gallagher & Co., 5.15%, 02/15/35 .. 1,781 1,734,461
Brown & Brown, Inc., 5.55%, 06/23/35 ..... 1,210 1,187,133
Chubb INA Holdings LLC, 4.90%, 08/15/35 .. 1,520 1,468,149
CNA Financial Corp., 5.20%, 08/15/35 ..... 635 611,939
Fairfax Financial Holdings Ltd., 5.75%, 05/20/35 520 521,277
Hanover Insurance Group, Inc. (The), 5.50%,
09/01/35 ...................... 490 482,818
Lincoln National Corp., 5.35%, 11/15/35 .... 515 496,865
Loews Corp., 6.00%, 02/01/35 .......... 300 311,175
Manulife Financial Corp., 4.99%, 12/11/35 ... 1,170 1,127,860
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 2,230 2,168,177
MetLife, Inc., 5.70%, 06/15/35 .......... 1,164 1,187,371
Prudential Financial, Inc., 5.20%, 03/14/35 .. 930 916,947
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 465 467,837
Selective Insurance Group, Inc., 5.90%, 04/15/35 390 396,376
Travelers Cos., Inc. (The), 5.05%, 07/24/35 .. 680 664,492
Unum Group, 5.25%, 12/15/35 .......... 360 346,140
17,143,640
Interactive Media & Services — 3.1%
Alphabet, Inc.
4.50% , 05/15/35
(a)
................. 1,345 1,279,654
4.70% , 11/15/35 .................. 3,915 3,728,056
Meta Platforms, Inc., 4.88%, 11/15/35 ..... 7,270 6,817,195
11,824,905
IT Services — 0.6%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35
(a)
. 720 707,925
Gartner, Inc., 5.60%, 11/20/35 .......... 495 465,443
International Business Machines Corp., 5.20%,
02/10/35 ...................... 1,087 1,058,494
2,231,862
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/35 985 947,685
Machinery — 1.8%
Caterpillar, Inc.
5.20% , 05/15/35
(a)
................. 1,900 1,902,020
5.30% , 09/15/35 .................. 380 383,999
Cummins, Inc., 5.30%, 05/09/35 ......... 1,280 1,278,500
Deere & Co., 5.45%, 01/16/35
(a)
......... 1,410 1,433,352
Dover Corp., 5.38%, 10/15/35 .......... 380 381,157
Otis Worldwide Corp., 5.13%, 09/04/35
(a)
... 590 577,496
Westinghouse Air Brake Technologies Corp.,
5.50%, 05/29/35 ................. 885 885,530
6,842,054
Media — 1.0%
Charter Communications Operating LLC
6.38% , 10/23/35 .................. 2,274 2,200,233
5.85% , 12/01/35
(a)
................. 1,560 1,457,287
3,657,520
Security
Par (000)
Par (000) Value
Metals & Mining — 2.1%
Barrick Mining Corp., 6.45%, 10/15/35 ..... USD 350 $ 376,406
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 1,539 1,535,547
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 640 646,606
Newmont Corp., 5.88%, 04/01/35 ........ 517 536,007
Nucor Corp., 5.10%, 06/01/35
(a)
......... 650 641,200
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ..... 390 400,387
Rio Tinto Finance USA plc, 5.25%, 03/14/35 . 1,905 1,896,559
Southern Copper Corp., 7.50%, 07/27/35 ... 952 1,072,740
Steel Dynamics, Inc., 5.25%, 05/15/35 ..... 805 791,896
7,897,348
Multi-Utilities — 2.2%
Ameren Corp., 5.38%, 03/15/35 ......... 862 853,643
Black Hills Corp., 6.00%, 01/15/35 ....... 423 429,921
Consolidated Edison Co. of New York, Inc.
Series 05-A , 5.30% , 03/01/35 ......... 545 542,559
5.13% , 03/15/35 .................. 242 237,168
Consumers Energy Co., 5.05%, 05/15/35 ... 740 726,440
Dominion Energy, Inc.
5.45% , 03/15/35 .................. 875 865,207
Series B , 5.95% , 06/15/35 ............ 550 564,005
DTE Energy Co., 5.05%, 10/01/35
(a)
...... 630 605,736
NiSource, Inc., 5.35%, 07/15/35 ......... 1,095 1,081,356
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ...................... 401 397,527
Puget Energy, Inc., 5.73%, 03/15/35 ...... 635 626,705
San Diego Gas & Electric Co., 5.40%, 04/15/35 1,070 1,066,907
Southern Co. Gas Capital Corp., Series B,
5.10%, 09/15/35 ................. 500 484,934
8,482,108
Office REITs — 0.4%
Boston Properties LP, 5.75%, 01/15/35 ..... 980 973,298
Kilroy Realty LP, 5.88%, 10/15/35 ........ 450 436,599
1,409,897
Oil, Gas & Consumable Fuels — 8.5%
APA Corp., 6.10%, 02/15/35 ........... 435 441,033
Canadian Natural Resources Ltd., 5.85%,
02/01/35 ...................... 368 375,961
Cheniere Energy Partners LP, 5.55%, 10/30/35
(a)
1,075 1,067,782
Chevron USA, Inc.
4.98% , 04/15/35 .................. 857 847,915
4.85% , 10/15/35
(a)
................. 1,060 1,035,948
ConocoPhillips Co., 5.00%, 01/15/35 ...... 1,410 1,381,279
Devon Energy Corp., 5.40%, 02/15/35
(b)
.... 802 791,364
Diamondback Energy, Inc., 5.55%, 04/01/35 . 1,320 1,325,442
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ...................... 819 831,369
Enbridge, Inc.
5.55% , 06/20/35 .................. 1,165 1,164,205
5.20% , 11/20/35 .................. 640 623,491
Energy Transfer LP
4.90% , 03/15/35 .................. 645 613,626
5.70% , 04/01/35 .................. 1,379 1,388,140
Enterprise Products Operating LLC, 4.95%,
02/15/35 ...................... 1,330 1,296,678
EOG Resources, Inc., 3.90%, 04/01/35 .... 608 546,016
Expand Energy Corp., 5.70%, 01/15/35 .... 799 794,363
HF Sinclair Corp., 6.25%, 01/15/35 ....... 837 859,688
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ...................... 667 679,345
Kinder Morgan, Inc., 5.85%, 06/01/35 ..... 850 870,225
Marathon Petroleum Corp., 5.70%, 03/01/35
(a)
972 981,675
MPLX LP
5.40% , 04/01/35 .................. 970 952,845

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40% , 09/15/35 .................. USD 1,815 $ 1,779,182
ONEOK, Inc.
6.00% , 06/15/35 .................. 450 459,839
5.40% , 10/15/35
(a)
................. 1,320 1,292,343
Phillips 66 Co., 4.95%, 03/15/35
(a)
........ 634 615,305
Plains All American Pipeline LP, 5.95%, 06/15/35 1,174 1,188,727
Shell Finance US, Inc., 4.13%, 05/11/35 .... 1,459 1,352,521
Targa Resources Corp.
5.50% , 02/15/35 .................. 1,110 1,098,954
5.55% , 08/15/35 .................. 1,300 1,289,202
Viper Energy Partners LLC, 5.70%, 08/01/35 . 1,160 1,155,657
Western Midstream Operating LP, 5.50%,
12/15/35
(a)
..................... 725 704,334
Williams Cos., Inc. (The)
5.60% , 03/15/35 .................. 934 935,252
5.30% , 09/30/35 .................. 1,160 1,133,177
31,872,883
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.25%, 11/15/35
(a)
... 815 771,991
Pharmaceuticals — 4.0%
Eli Lilly & Co.
5.10% , 02/12/35 .................. 1,308 1,304,400
4.90% , 10/15/35 .................. 1,450 1,418,250
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35 950 922,680
Johnson & Johnson, 5.00%, 03/01/35 ..... 1,298 1,306,741
Merck & Co., Inc.
4.95% , 09/15/35 .................. 1,930 1,884,515
4.75% , 12/04/35 .................. 1,755 1,685,095
Novartis Capital Corp., 4.60%, 11/05/35 .... 860 822,417
Pfizer, Inc., 4.88%, 11/15/35 ........... 1,605 1,554,519
Royalty Pharma plc, 5.20%, 09/25/35 ..... 1,040 1,012,419
Takeda US Financing, Inc., 5.20%, 07/07/35 . 1,905 1,865,680
Zoetis, Inc., 5.00%, 08/17/35
(a)
.......... 1,170 1,133,529
14,910,245
Professional Services — 0.7%
Paychex, Inc., 5.60%, 04/15/35
(a)
........ 1,235 1,227,117
TR Finance LLC, 5.50%, 08/15/35 ....... 480 474,964
Verisk Analytics, Inc., 5.25%, 03/15/35 ..... 820 799,231
2,501,312
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35 ..... 675 668,940
Residential REITs — 0.8%
American Homes 4 Rent LP, 5.25%, 03/15/35
(a)
564 551,370
AvalonBay Communities, Inc., 5.00%, 08/01/35 490 476,974
Essential Properties LP, 5.40%, 12/01/35 ... 440 427,840
Essex Portfolio LP, 5.38%, 04/01/35
(a)
..... 440 437,737
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35 ................. 577 549,772
Mid-America Apartments LP, 4.95%, 03/01/35 425 412,280
2,855,973
Retail REITs — 0.7%
Agree LP, 5.60%, 06/15/35 ............ 425 427,187
Brixmor Operating Partnership LP, 5.75%,
02/15/35 ...................... 415 420,685
Kimco Realty OP LLC, 4.85%, 03/01/35 .... 528 508,159
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ...... 355 339,898
Realty Income Corp., 5.13%, 04/15/35 ..... 685 669,760
Regency Centers LP, 5.10%, 01/15/35 ..... 426 417,657
2,783,346
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc., 5.10%, 10/01/35
(a)
... USD 645 $ 634,866
Broadcom, Inc.
5.20% , 07/15/35 .................. 2,820 2,707,241
3.14% , 11/15/35 .................. 3,730 3,029,490
Marvell Technology, Inc., 5.45%, 07/15/35 ... 595 583,974
NXP BV, 5.25%, 08/19/35 ............. 895 870,873
QUALCOMM, Inc.
(a)
4.65% , 05/20/35 .................. 1,149 1,097,311
5.00% , 05/20/35 .................. 715 695,507
Texas Instruments, Inc., 5.10%, 05/23/35
(a)
.. 825 812,579
10,431,841
Software — 3.8%
Adobe, Inc., 5.30%, 01/17/35 ........... 565 562,044
Autodesk, Inc., 5.30%, 06/15/35 ......... 610 598,908
Microsoft Corp.
(a)
3.50% , 02/12/35 .................. 1,658 1,489,688
4.20% , 11/03/35 .................. 666 625,151
Oracle Corp.
3.90% , 05/15/35
(a)
................. 1,473 1,203,918
5.50% , 08/03/35 .................. 1,989 1,827,184
5.20% , 09/26/35 .................. 4,565 4,099,271
Roper Technologies, Inc., 5.10%, 09/15/35
(a)
. 1,225 1,168,612
Synopsys, Inc., 5.15%, 04/01/35 ......... 2,660 2,582,498
14,157,274
Specialized REITs — 1.1%
American Tower Corp.
5.40% , 01/31/35 .................. 725 718,661
5.35% , 03/15/35 .................. 825 814,055
CubeSmart LP, 5.13%, 11/01/35 ......... 475 458,794
Extra Space Storage LP
5.35% , 01/15/35 .................. 509 500,328
5.40% , 06/15/35 .................. 515 507,861
Public Storage Operating Co.
5.00% , 07/01/35 .................. 540 525,300
5.00% , 12/15/35 .................. 595 578,159
4,103,158
Specialty Retail — 0.9%
AutoNation, Inc., 5.89%, 03/15/35
(a)
....... 563 564,323
Home Depot, Inc. (The), 4.65%, 09/15/35 ... 1,275 1,218,434
Lowe's Cos., Inc.
4.85% , 10/15/35 .................. 1,430 1,366,114
5.50% , 10/15/35
(a)
................. 391 394,039
3,542,910
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc., 4.75%, 05/12/35 ........... 1,030 1,018,275
Dell International LLC
4.85% , 02/01/35 .................. 915 869,708
5.50% , 04/01/35 .................. 1,100 1,093,021
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(a) (c) (d)
................... 784 819,655
HP, Inc., 6.10%, 04/25/35
(a)
............ 640 656,574
NetApp, Inc., 5.70%, 03/17/35 .......... 670 674,399
5,131,632
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 5.50%, 03/11/35 ......... 816 807,677
Tobacco — 1.3%
Altria Group, Inc.
(a)
5.63% , 02/06/35 .................. 608 612,766
5.25% , 08/06/35 .................. 675 661,381
BAT Capital Corp., 5.63%, 08/15/35
(a)
..... 1,215 1,231,421
Philip Morris International, Inc.
4.88% , 04/30/35 .................. 735 709,207

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.63% , 10/29/35 .................. USD 950 $ 896,890
Reynolds American, Inc., 5.70%, 08/15/35 ... 916 927,071
5,038,736
Trading Companies & Distributors — 0.2%
GATX Corp., 5.50%, 06/15/35 .......... 749 740,675
Water Utilities — 0.3%
American Water Capital Corp., 5.25%, 03/01/35 909 901,245
Essential Utilities, Inc., 5.25%, 08/15/35
(a)
... 405 397,214
1,298,459
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 6.38%, 03/01/35 .. 959 1,018,860
T-Mobile USA, Inc.
4.70% , 01/15/35
(a)
................. 1,040 977,221
5.30% , 05/15/35 .................. 1,155 1,129,971
4.95% , 11/15/35 .................. 1,315 1,246,410
4,372,462
Total Long-Term Investments — 98 .0%
(Cost: $ 380,772,714 ) .............................. 369,418,934
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 64,375,149 $ 64,394,462
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 2,479,287 2,479,287
Total Short-Term Securities — 17 .7%
(Cost: $ 66,870,996 ) ............................... 66,873,749
Total Investments — 115 .7%
(Cost: $ 447,643,710 ) .............................. 436,292,683
Liabilities in Excess of Other Assets — (15.7) % ............ (59,305,130)
Net Assets — 100.0% ...............................
$ 376,987,553
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,751,371 $ 47,653,083
(a)
$ — $ (12,107) $ 2,115 $ 64,394,462 64,375,149 $ 109,351
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 458,326 2,020,961
(a)
— — — 2,479,287 2,479,287 40,955 —
$ (12,107) $ 2,115 $ 66,873,749 $ 150,306 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 369,418,934 $ — $ 369,418,934
Short-Term Securities
Money Market Funds ...................................... 66,873,749 — — 66,873,749
$ 66,873,749 $ 369,418,934 $ — $ 436,292,683
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust